S000068798 [Member] Average Annual Total Returns		12 Months Ended	54 Months Ended
		Jul. 31, 2025	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(1.82%)
Performance Inception Date	[1]		Jul. 09, 2020
Common Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.13%	(1.97%)
Performance Inception Date			Jul. 09, 2020
Common Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	(3.44%)
Performance Inception Date			Jul. 09, 2020
Common Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.87%	(2.08%)
Performance Inception Date			Jul. 09, 2020

[1]
An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).